Going Concern (Details Narrative) (10-K) - USD ($)	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Mar. 24, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net Loss	$ (963,308)	$ (271,787)		$ (109,462)	$ (125,026)	$ (1,235,095)	$ (234,488)	$ (712,441)	$ 600,735
Net cash used in operations						(102,845)	(337,593)	(412,196)	(364,646)
Working capital deficit								249,147
Cash	$ 5,010					5,010		25,059	20,128
Proceeds from sale of common stock						$ 26,008		$ 40,122
Subsequent Event [Member]
Cash			$ 144,638
Subsequent Event [Member] | Purchase Agreement [Member] | GHS Investments LLC [Member]
Number of common stock shares sold			3,938
Proceeds from sale of common stock			$ 19,827